SHORT-TERM BANK LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2025	2024
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$577,455	$594,009
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	235,422	245,173
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	112,931	115,230
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	141,924	145,671
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	357,637	362,121

			Total:	$1,425,369	$1,462,204